Shareholders' Deficit (Details) - USD ($)																																		1 Months Ended																								2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 17, 2021	Jul. 22, 2021	Jul. 07, 2021	Jun. 03, 2021	May 04, 2021	Apr. 07, 2021	Apr. 07, 2021	Mar. 08, 2021	Mar. 08, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 18, 2021	Jan. 07, 2021	Jan. 07, 2021	Jan. 06, 2021	Oct. 09, 2020	Oct. 07, 2020	Oct. 06, 2020	Oct. 01, 2020	Jul. 02, 2020	Jul. 02, 2020	Jul. 02, 2020	Jul. 01, 2020	May 08, 2020	Apr. 17, 2020	Apr. 02, 2020	Mar. 14, 2020	Jan. 13, 2020	Jan. 13, 2020	Dec. 12, 2019	Oct. 01, 2019	Aug. 15, 2019	Mar. 12, 2019	Aug. 25, 2021	Aug. 23, 2021	Apr. 28, 2021	Mar. 31, 2021	Mar. 19, 2021	Mar. 19, 2021	Feb. 24, 2021	Dec. 21, 2020	Sep. 30, 2020	Aug. 31, 2020	Aug. 24, 2020	Aug. 20, 2020	Aug. 20, 2020	Apr. 28, 2020	Mar. 31, 2020	Feb. 20, 2020	Feb. 20, 2020	Feb. 18, 2020	Nov. 30, 2019	Nov. 19, 2019	Oct. 31, 2019	Jul. 29, 2019	May 20, 2019	Dec. 27, 2016	Apr. 28, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jan. 06, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 12, 2020	Dec. 09, 2019	Oct. 16, 2019	Sep. 06, 2019
Shareholders' Deficit (Details) [Line Items]
Preferred Stock par value (in Dollars per share)																																																											$ 0.1	$ 0.1			$ 0.1			$ 0.1	$ 0.1
Preferred stock stated value (in Dollars per share)																																																											0.025				0.025
Common shares per share (in Dollars per share)																		$ 0.008										$ 0.04	$ 0.04																								$ 0.05						$ 0.04				$ 0.04
Net of fees																																																																		$ 2,500
Amortization of discount charged to interest expense																																																				$ 6,000
Accrued interest																									$ 16,250																																		$ 407,172	$ 425,797			$ 407,172			425,797	$ 351,708
Accrued dividend payable																																												$ 1,562																			10,525			6,031
Investor and redeemed (in Shares)																																												103,200
Cash proceeds from investor																													$ 6,058															$ 117,047																						480,000
Redemption penalties																																												12,285
Remaining put premium balance																																												24,207
Gain on extinguishment																																												$ 24,207
Interest expense																																																											29,900		$ 274,966	$ 274,966	$ 73,449	$ 732,547		751,184	343,078
Stock-based compensation																																																																		609,662	1,783,099
Preferred stock balance																																																												108,000						108,000
Liquidation value																																																												$ 108,000						$ 108,000
Agreement description																																																															The Company’s obligation as Guarantor of the Lease will terminate upon the occurrence of earlier of the following: (i) the date of Guarantor’s acquisition of 100% of the ownership interests of Mobile; (ii) the date that Guarantor beneficially owns less than an eighty percent (80%) ownership interest in Mobile; or (iii) two (2) years from and after the effective date of the guaranty.
Sale of common shares, shares (in Shares)																													151,456																																					10,750,000
Shares of grant restricted stock award of common shares (in Shares)	1,000,000															500,000	9,000,000	1,275,000																			500,000																510,000
Value of grant restricted stock award of common shares	$ 30,600															$ 6,000		$ 10,200																																			$ 25,500										$ 20,000
Stock-based professional fees			$ 72,500	$ 6,000																																																							$ 260,447		117,065		777,393	404,145		$ 546,979	$ 986,445
Stock-based professional fees																		$ 10,200																															$ 50,000				$ 25,500										$ 43,250
Shares issued for deferred compensation, description																																																the Company entered into two one-year advisory board agreements with two individuals for services to be rendered on the Company’s medical advisory board. In connection with these advisory board agreements, the Company issued an aggregate of 500,000 restricted common shares of the Company to these advisory board members. These shares vest on April 1, 2021. These shares were valued at $20,000, or $0.04 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, during the year ended December 31, 2020, accretion of stock-based consulting fees amounted to $15,000 and the remaining stock-based consulting fees of $5,000 shall be accreted over the remaining vesting period.
Common shares per share (in Dollars per share)	$ 0.031															$ 0.012				$ 0.013	$ 0.013	$ 0.013		$ 0.023																							$ 0.04								$ 0.05				$ 0.001	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Research and development expense																																																																		$ 16,627	$ 31,057
Stock-based professional fees																$ 6,000																																															$ 359,829	69,917		132,892	355,393
Stock-based compensation expense on granted non-vested																																										$ 366,825																	$ 224,588	$ 446,064	$ 366,825	$ 366,825	224,588	366,825		446,064	2,068,368
Unrecognized compensation expense																																																															92,262			$ 110,650
Shares of common stock upon conversion (in Shares)																												151,456				295,567
Amount of common stock upon conversion																																$ 12,000																																			12,000
Common shares issued for debt conversion, shares (in Shares)																																																																		37,171,800
Value of issued shares of common stock																																																																		$ 152,285
Deposit Liabilities, Accrued Interest																																																												$ 36,244						36,244
Conversion amount																																																																		297,919
Conversion price																																																																		$ 450,204
Description of options to acquire common stock																																																																		The conversion price was based on contractual terms of the related Series A preferred shares. Upon conversion, the Company reclassified put premium of $49,543 to paid-in capital.
Issued shares of common stock (in Shares)							2,500,000		750,000	900,000			1,008,000	1,008,000																									944,767		3,000,000																								100,000
Exercise of stock options (in Shares)																																									3,000,000
Reduced accrued compensation																																									$ 90,000
Shares issued for deferred compensation, description																																									the Company’s Chief Executive Officer, elected to convert $80,000 of deferred compensation owed to him into 2,000,000 shares of the Company’s common stock at $0.04 per share. On July 18, 2019, the Company’s President and Chief Operating Officer, elected to convert $80,000 of deferred compensation owed to him into 2,000,000 shares of the Company’s common stock at $0.04 per share. The fair market value of these shares of $0.04 per share is based on contemporaneous common share sales. Since the deferred compensation was converted at fair value, no gain or loss was recorded. These shares are issued under the Company’s 2018 Long-Term Incentive Plan and are restricted as to resale until May 1, 2020.On July 18, 2019, two employees of the Company elected to convert an aggregate of $24,000 of deferred compensation owed to them into 600,000 shares of the Company’s common stock at $0.04 per share, the fair market value of these shares based on contemporaneous common share sales. Since the deferred compensation was converted at fair value, no gain or loss was recorded. These shares are issued under the Company’s 2018 Long-Term Incentive Plan and are restricted as to resale until May 1, 2020. On July 29, 2019, the Company’s Chief Executive Officer, elected to convert $40,000 of deferred compensation owed to him into 800,000 shares of the Company’s common stock at $0.05 per share. On July 29, 2019, the Company’s President and Chief Operating Officer, elected to convert $50,000 of deferred compensation owed to him into 1,000,000 shares of the Company’s common stock at $0.05 per share. The fair market value of these shares of $0.05 per share is based on contemporaneous common share sales. Since the deferred compensation was converted at fair value, no gain or loss was recorded. These shares are issued under the Company’s 2018 Long-Term Incentive Plan and are restricted as to resale until May 1, 2021. On April 17, 2020, the Company issued 203,125 common shares upon conversion of an accrued deferred compensation liability of $16,250, or $0.08 per share. The shares issued were value at a per share price of $0.055, which was based on quoted closing price on the date of grant and the gain was not material. On December 18, 2020, the Company issued an aggregate of 547,945 shares upon conversion of an accrued deferred compensation liability of $8,000. The fair market value of these shares of $12,603, $0.023 per share, was based on quoted closing price on the date of grant. Since the deferred compensation amount converted of $8,000 was lower than fair value of shares issued, the Company recorded additional stock-based compensation of $4,603.
Exercise of stock options, value																																																																			19,185
Stock based compensation																																																																			$ 7,500
Warrants, description																											Dinosaur shall receive cash fees of up to seven percent of funds raised and the Company shall issue to Dinosaur warrants to purchase an equal proportion of warrants to the number of shares issued or issuable to investors in the private placement. Additionally, per the terms of the Letter Agreement, upon signing of the agreement, the Company issued to Dinosaur warrants (the “Warrants”) to purchase 1,000,000 shares of C-Bond Common Stock, granted in three successive tranches as outlined below, with an exercise price of $0.18 or current market price at the time, whichever is lower, as set forth in the Letter Agreement. Upon signing of the Letter Agreement, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.18 per share. On June 14, 2019, the three-month anniversary of the Letter Agreement, Dinosaur received Warrants to purchase 400,000 shares of the Company’s common stock at $0.08 per share. On September 14, 2019, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.05 per share. On December 14, 2019, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.07 per share. The Warrants shall be exercisable over a five-year term from date each tranche date and shall be assignable to others at Dinosaur’s discretion. These warrants were valued at the grant date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 2.43%, expected dividend yield of 0%, expected warrant term of five years, and an expected volatility of 275.0%. The aggregate grant date fair value of these awards amounted to $159,700. The Company recognizes compensation cost for unvested stock-based warrant awards on a straight-line basis over the requisite service period. For the years ended December 31, 2020 and 2019, the Company recorded $0 and $159,700 of stock-based professional fees related to stock warrants, respectively.																																							Additionally, the Company repaid principal of $393,215 and accrued interest of $15,917. Upon conversion, exercise or repayment, the respective derivative liabilities were marked to fair value at the conversion, repayment or exercise date and then the related fair value amount of $1,066,535 was reclassified to other income as part of gain or loss on extinguishment. Additionally, upon repayment, the Company and Investor agreed to cancel 288,750 warrants and agreed to modify the exercise price of the remaining warrants to $0.01 per share (see Note 8 - warrants). Since the fair value of the warrants using the new exercise price was less than the initial fair value amount, no additional expense was recorded (see Note 8 – warrants).
Cashless exercise of warrants (in Shares)													1,050,000	1,050,000
Warrant purchase, description													the Company issued 1,008,000 shares of its common stock in connection with the cashless exercise of 1,050,000 warrants. The exercise price was based on contractual terms of the related warrant.
Warrant exercise price reduced (in Dollars per share)																																																												$ 0.01						$ 0.01
Gross proceeds																						$ 280,000		$ 161,000
Investor purchase (in Shares)																						21,538,462		7,000,000
Accretion amount																																																															10,000
Consulting fees																																																															10,000
Prepaid expenses																																																															38,250
Stock-based professional fees																																																															$ 41,600
Vesting period																																																															9 months
Common stock, description						On April 7, 2021, the Company issued 2,500,000 shares of its common stock for investor relations services to be rendered. These shares were valued at $135,000, or $0.054 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with these shares, the Company recorded stock-based professional fees of $135,000.
Company issued (in Shares)			2,500,000	200,000																															500,000
Common share value			$ 72,500	$ 6,000																															$ 19,000
Closing price per share (in Dollars per share)			$ 0.029	$ 0.03																															$ 0.038
Accretion of stock-based professional fees																																																															$ 5,000
Stock-based compensation, description																																																															Pursuant to this employment agreement, the Company agreed to grant a restricted stock award of 200,000 common shares of the Company which will vest on May 1, 2021. If the employee’s employment is terminated without cause or for good reason (both as defined in the employment agreement), or a change of control event (as defined in the employment agreement) occurs, these shares will immediately vest. For any other termination of employment, unvested restricted stock shall immediately terminate. These shares were valued on the date of grant at $8,000, or $0.04 per common share, based on contemporaneous common share sales. In connection with these shares, the Company shall record stock-based compensation over the vesting period.On April 28, 2020, the Company entered into restricted stock award agreements (the “Restricted Stock Award Agreements”) with executive officers and employees. Pursuant to the Restricted Stock Award Agreements, the Company agreed to grant restricted stock awards for an aggregate of 6,750,000 common shares of the Company which were valued at $270,000, or $0.04 per common share, based on contemporaneous common share sales. These shares will vest on May 1, 2021. If the employee’s employment is terminated for any reason, these shares will immediately be forfeited. In the event of a change of control, the employee shall be 100% vested in all shares of restricted shares subject to these Agreements. Each executive officer and employee shall have the right to vote the restricted shares awarded to them and to receive and retain all regular dividends paid in cash or property (other than retained distributions), and to exercise all other rights, powers and privileges of a holder of shares of the stock, with respect to such restricted shares, with the exception that (a) the employee shall not be entitled to delivery of the stock certificate or certificates or electronic book entries representing such restricted shares until the shares are vested, (b) the Company shall retain custody of all retained distributions made or declared with respect to the restricted shares until such time, if ever, as the restricted shares have become vested, and (c) the employee may not sell, assign, transfer, pledge, exchange, encumber, or dispose of the restricted shares. In connection with these shares, the Company shall record stock-based compensation over the vesting period. On February 1, 2021, the Company issued 200,000 shares of its common stock to an individual who agreed to act as the Company’s national sales manager for services to be rendered. These shares were valued at $15,600, or $0.078 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares were to vest on May 1, 2022. On May 17, 2021, this individual resigned, and these shares have been forfeited. On March 8, 2021, the Company granted restricted stock awards for an aggregate of 2,500,000 common shares of the Company to an employee and an officer of the Company for services to be rendered. Which were valued at $165,000, or $0.066 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares were to vest on May 1, 2022. On May 17,2021, this individual resigned, and these shares have been forfeited. On July 22, 2021, pursuant to the Share Exchange Agreement and Plan of Reorganization (See Note 3), the Company issued 976,500 shares of its common stock to employees of Mobile Tint LLC as a bonus. These shares were valued at $24,413, or $0.025 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with these shares, the Company recorded stock-based compensation of $24,413. On September 17, 2021, the Company granted a restricted stock award for 1,000,000 common shares of the Company to an employee for services to be rendered through May 1, 2022 which were valued at $30,600, or $0.031 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares will vest on May 1, 2022. In connection with these shares, the Company shall record stock-based compensation over the vesting period.
Aggregate common shares (in Shares)																																															6,750,000
Stock based compensation value																																															$ 270,000
Vested date	May 01, 2022																																																									May 01, 2021
Equity vested rate																																															100.00%
Compensation expense related to stock options																																																															$ 0	$ 576,025
Description of issuance of common stock		the Company closed the Exchange Agreement and acquired 80% of the Mobile Member Units (see Note 3). The Mobile Member Units were exchanged for restricted shares of the Company’s common stock, in an amount equal to $800,000, divided by the average of the closing prices of the Company’s common stock during the 30-day period immediately prior to the closing as defined in the Exchange Agreement. In connection with the Exchange Agreement, the Company issued 28,021,016 shares of its common stock. These shares were valued at $694,921, or $0.0248 based on the quoted closing price of the Company’s common stock on the measurement date.
Accounts payable																												$ 6,058	$ 6,058
Common shares converted (in Shares)																									203,125
Total unrecognized compensation expense related to unvested stock options																																																											$ 0				$ 0
Investor [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																				$ 0.013	0.013	$ 0.013		$ 0.023				$ 0.04	$ 0.04																						$ 0.04									0.15						$ 0.15
Cash proceeds from investor																				$ 280,000				$ 161,000					$ 280,000																						$ 280,000															$ 300,000
Sale of common shares, shares (in Shares)																				21,538,462				7,000,000					7,000,000																																					2,000,000
Common shares per share (in Dollars per share)																				$ 0.013	$ 0.013	$ 0.013
Restricted common shares (in Shares)																				500,000	500,000	500,000
Purchase of shares (in Shares)																																																			7,000,000
Investor One [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																																																												$ 0.054						$ 0.054
Cash proceeds from investor																																																																		$ 100,000
Sale of common shares, shares (in Shares)																																																																		1,851,852
Investee [Member]
Shareholders' Deficit (Details) [Line Items]
Purchase of shares (in Shares)																													7,000,000
MobileTintLLC[Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)		$ 0.025
Value of issued shares of common stock		$ 24,413
Issued shares of common stock (in Shares)		976,500
Compensation expense related to stock options		$ 24,413
Sales Manager [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)											$ 0.078
Value of issued shares of common stock											$ 15,600
Issued shares of common stock (in Shares)											200,000
Officer [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)								$ 0.066	$ 0.066
Shares of grant restricted stock award of common shares (in Shares)								2,500,000
Value of grant restricted stock award of common shares								$ 165,000
Series A Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Shares designated (in Shares)																																																												0						0	800,000			800,000
Preferred Stock par value (in Dollars per share)																																																						$ 0.1						$ 0.1						$ 0.1	$ 0.1			$ 0.1
Preferred stock stated value (in Dollars per share)																																																																						$ 1
Preferred Stock dividend Rate																																																																		4.00%
Preferred stock dividend increased																																																																		22.00%
Conversion price converted into market price																																																																		81.00%
Market price representing at discount rate																																																																		19.00%
Debt premium																																																																		$ 42,553
Debt premium charge to interest expenses																																																																			$ 31,197
Preferred stock unregistered shares (in Shares)																																																				159,600		159,600												154,800
Preferred stock unregistered value																																																						$ 133,000												$ 129,000
Common shares per share (in Dollars per share)																																																						$ 0.833						$ 0.833						$ 0.833
Cash proceeds																																																				$ 127,000		$ 127,000												$ 120,000
Net of fees																																																				$ 6,000		$ 6,000												9,000
Amortization of discount charged to interest expense																																																																		14,333	667
Amortized interest expense																																																																		9,000
Accrued interest																																																																			$ 934
Accrued dividend payable																																																																		4,852
Investor and redeemed (in Shares)																																												103,200
Fully redeemed value																																																												$ 0						0
Interest expense																																																																		$ 126,423
Description of options to acquire common stock																																																																		The conversion price was based on contractual terms of the related Series A preferred shares. Upon conversion, the Company reclassified put premium of $49,543 to paid-in capital.
Liquidation value																																																												$ 0						$ 0
Preferred shares, description																																																																the Company issued 16,132,701 shares its common stock upon the conversion of 211,200 shares of Series A preferred with a stated redemption value of $211,200 and related accrued dividends payable of $4,224. The conversion price was based on contractual terms of the related Series A preferred shares. Upon conversion, the Company reclassified put premium of $49,543 to paid-in capital.
Series B Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Shares designated (in Shares)																																																											100,000	100,000			100,000			100,000	100,000
Preferred Stock par value (in Dollars per share)																																																											$ 0.1	$ 0.1			$ 0.1			$ 0.1	$ 0.1
Preferred Stock dividend Rate																														2.00%																																				2.00%
Accrued dividend payable																																																															$ 13,001			$ 2,476
Stated value																														$ 1,000																														$ 1,000						$ 1,000
Stock option, description																														The Series B is convertible into common stock at the option of a holder or if the closing price of the common stock exceeds 400% of the Conversion Price for a period of twenty consecutive trading days, at the option of the Company. Conversion Price means a price per share of the common stock equal to 100% of the lowest daily volume weighted average price of the common stock during the two years preceding or subsequent two years following the Issuance Date, subject to adjustment as otherwise provided in the Certificate of Designations (the “Conversion Price”).																																				The Series B is convertible into common stock at the option of a holder or if the closing price of the common stock exceeds 400% of the Conversion Price for a period of twenty consecutive trading days, at the option of the Company. Conversion Price means a price per share of the common stock equal to 100% of the lowest daily volume weighted average price of the common stock during the two years preceding or subsequent two years following the Issuance Date, subject to adjustment as otherwise provided in the Certificate of Designations (the “Conversion Price”).
Accrued compensation												$ 295,000
Stock-based compensation																																																																		$ 1,048,143
Preferred stock balance																																																											$ 734,971	429,446			734,971			429,446
liquidation value																																																												426,970						426,970
Designations established share (in Shares)																														100,000
Preferred Stock par value (in Shares)																														0.1
Stock based compensation												$ 3,778,810
Accrued compensation shares (in Shares)												295
Liquidation value																																																											$ 734,971	$ 429,446			$ 734,971			$ 429,446
Convertible Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Accrued compensation																																									$ 318,970																											$ 108,000
Settlement of accrued compensation (in Shares)																																									319																											108
Series C Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Shares designated (in Shares)																																																											100,000	100,000			100,000			100,000	100,000
Preferred Stock par value (in Dollars per share)																																													$ 0.1	$ 0.1													$ 0.1	$ 0.1			$ 0.1			$ 0.1	$ 0.1
Preferred Stock dividend Rate																																													2.00%	2.00%
Common shares per share (in Dollars per share)																																													$ 100	$ 100
Accrued dividend payable																																																															$ 29,535			$ 6,031
Stated value																																													$ 100	$ 100														$ 1,330,000						1,330,000
Preferred stock balance																																																											$ 1,909,535	1,336,031			1,909,535			1,336,031
Designations established share (in Shares)																																													100,000	100,000
Percentage of redeemed value																																													150.00%
Preferred Stock par value (in Shares)																																										100	630,000		0.1	0.1															100	100		100
Non-cash deemed dividend																																																												1,525,873						1,525,873
Series C preferred stock balance																																																												1,336,031						1,336,031
Liquidation value																																																											$ 2,864,303	$ 2,004,046			2,864,303			$ 2,004,046
Percentage of stated value																																													150.00%	150.00%
Outstanding shares percent																																				4.99%
Convertible Preferred Stock One [Member]
Shareholders' Deficit (Details) [Line Items]
Purchase of shares (in Shares)																																										6,300	6,300
Series C Convertible Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Accrued dividend payable																																		$ 1,509,523						$ 2,845,238																							$ 23,504
Purchase of shares (in Shares)																																		3,000						2,500
2018 Long-Term Incentive Plan [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																																	$ 0.16
Stock option, description																																																															The aggregate number of shares of common stock and number of shares of the Company’s common stock that may be subject to incentive stock options granted under the 2018 Plan is 50,000,000 shares, of which 11,445,698 shares have been issued or granted under incentive stock options and 29,451,070 shares of restricted stock have been issued as of September 30, 2021.
Shares of grant restricted stock award of common shares (in Shares)																																	200,000
Value of grant restricted stock award of common shares																																	$ 32,000
Percentage of restricted shares																																	100.00%
Description of options to acquire common stock																																																															The exercise price of options granted under our 2018 Plan must at least be equal to the fair market value of the Company’s common stock on the date of grant and the term of an option may not exceed ten years, except that with respect to an incentive stock option granted to any employee who owns more than 10% of the voting power of all classes of the Company’s outstanding stock as of the grant date the term must not exceed five years and the exercise price must equal at least 110% of the fair market value on the grant date.			The exercise price of options granted under our 2018 Plan must at least be equal to the fair market value of the Company’s common stock on the date of grant and the term of an option may not exceed ten years, except that with respect to an incentive stock option granted to any employee who owns more than 10% of the voting power of all classes of the Company’s outstanding stock as of the grant date the term must not exceed five years and the exercise price must equal at least 110% of the fair market value on the grant date.
Aggregate shares of common stock issued without any minimum vesting period (in Shares)																																																																		25,000,000
Aggregate number of common stock issued under plan (in Shares)																																																																		50,000,000
Incentive stock options (in Shares)																																																												11,445,698						11,445,698
Restricted stock have been issued																																																												$ 25,951,070						$ 25,951,070
Aggregate shares of common stock (in Shares)																																																															25,000,000
Advisory Board Agreement [Member]
Shareholders' Deficit (Details) [Line Items]
Stock-based professional fees																																																																		25,333
Stock-based professional fees																																																																		6,667
Consulting Agreement Four [Member]
Shareholders' Deficit (Details) [Line Items]
Stock-based professional fees																					$ 6,500																																													6,500
Consulting Agreement [Member]
Shareholders' Deficit (Details) [Line Items]
Stock-based professional fees																																																																		38,250
Prepaid expenses																																																												$ 38.25						38.25
Business Development [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)								$ 0.066	$ 0.066		$ 0.078				$ 0.1																																																		$ 0.1
Shares of grant restricted stock award of common shares (in Shares)															100,000
Value of grant restricted stock award of common shares								$ 49,500			$ 54,600				$ 10,000
Stock-based professional fees															$ 10,000																																																$ 49,500
Prepaid expenses																																																															$ 13,000
Aggregate shares of common stock (in Shares)								750,000			700,000
Vesting period																																																															9 months
Equity Option [Member]
Shareholders' Deficit (Details) [Line Items]
Exercise of stock options, value																																																									$ 5,000									182,500	$ 182,500
Exercise of stock options, shares (in Shares)																																																									750,000
Exercise price (in Dollars per share)																																																									$ 0.31
Shares Issued for Accounts Payable [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)					$ 0.031
Company issued (in Shares)					3,801,224
Accounts payable					$ 117,838
Issued for Debt Conversion [Member]
Shareholders' Deficit (Details) [Line Items]
Debt conversion, description																																																																the Company issued 37,171,800 shares of its common stock upon the conversion of convertible notes with bifurcated embedded conversion option derivatives including principal of $152,285, accrued interest of $36,244, and fees of $2,500. The conversion price was based on contractual terms of the related debt. The Company accounted for the partial conversion of these convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $297,919 which is associated with the different between the fair market value of the shares issued upon conversion of $450,204 and the conversion price and is equal to the fair value of the additional shares of common stock transferred upon conversion.
Consulting Agreement [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																							$ 0.013										$ 0.17																$ 0.04	$ 0.04						$ 0.094
Shares of grant restricted stock award of common shares (in Shares)																	76,500						500,000										485,060																1,250,000	1,250,000						500,000
Value of grant restricted stock award of common shares																							$ 6,500										$ 82,460																	$ 50,000						$ 47,000
Stock-based professional fees																							3,250										$ 82,460																							$ 47,000							$ 1,979	$ 50,000
Stock-based professional fees																																																																		50,000
Common shares per share (in Dollars per share)																	$ 0.0085
Prepaid expenses																							$ 3,250																																								$ 17,021
Vesting period																																																															1 year
Marketing Agreement [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																															$ 0.044
Shares of grant restricted stock award of common shares (in Shares)																															350,000
Value of grant restricted stock award of common shares																															$ 15,400
Stock-based professional fees																															$ 15,400
Patent Expense Reimbursement Agreement [Member]
Shareholders' Deficit (Details) [Line Items]
Shares of grant restricted stock award of common shares (in Shares)																			25,000
Value of grant restricted stock award of common shares																			$ 275
Common shares per share (in Dollars per share)																			$ 0.011
Research and development expense																			$ 275
Restricted Stock Award Agreements [Member]
Shareholders' Deficit (Details) [Line Items]
Shares of grant restricted stock award of common shares (in Shares)																																															6,750,000					1,300,000			10,500,000
Value of grant restricted stock award of common shares																																															$ 270,000					$ 65,000			$ 525,000
Percentage of restricted shares																																															100.00%					100.00%			100.00%
Common shares per share (in Dollars per share)																																															$ 0.04					$ 0.05
Employment Agreements [Member]
Shareholders' Deficit (Details) [Line Items]
Shares of grant restricted stock award of common shares (in Shares)																										200,000
Value of grant restricted stock award of common shares																										$ 8,000
Common shares per share (in Dollars per share)																										$ 0.04
Purchase Agreements [Member]
Shareholders' Deficit (Details) [Line Items]
Exercise price (in Dollars per share)																																																																					$ 0.1		$ 0.1
Warrants to purchase shares (in Shares)																																																																					1,050,000		1,050,000
Fair value of the award amount																																																																		$ 61,899
Purchase Agreements [Member] | Subsequent Event [Member]
Shareholders' Deficit (Details) [Line Items]
Warrants to purchase shares (in Shares)													1,050,000	1,050,000
Cashless exercise of warrants (in Shares)													1,008,000	1,008,000
Letter Agreement [Member]
Shareholders' Deficit (Details) [Line Items]
Expected term																																																																		5 years
General Release Agreement [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																																						$ 0.059	$ 0.059
Accrued compensation																																						$ 40,625	$ 40,625
Stock-based compensation																																						15,116
Value of issued shares of common stock																																						$ 55,741
Issued shares of common stock (in Shares)																																						944,767
Minimum [Member]
Shareholders' Deficit (Details) [Line Items]
Preferred stock stated value (in Dollars per share)																																																											$ 0.025				$ 0.025
Minimum [Member] | Investor One [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																																																												$ 0.04						$ 0.04
Minimum [Member] | Series C Convertible Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Stated value																																		$ 100						$ 100
Maximum [Member]
Shareholders' Deficit (Details) [Line Items]
Preferred stock stated value (in Dollars per share)																																																											$ 0.0175				$ 0.0175
Maximum [Member] | Investor One [Member]
Shareholders' Deficit (Details) [Line Items]
Common shares per share (in Dollars per share)																																																												$ 0.05						$ 0.05
Maximum [Member] | Series C Convertible Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Stated value																																		$ 300,000						$ 250,000
Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Accrued dividend payable																																																																		$ 2,476
Preferred Stock [Member] | Series B Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Liquidation value																																																											$ 721,970	$ 426,970			$ 721,970			$ 426,970
Preferred Stock [Member] | Series C Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Liquidation value																																																											$ 1,880,000				$ 1,880,000
Warrant [Member]
Shareholders' Deficit (Details) [Line Items]
Exercise price (in Dollars per share)																																																												$ 0.1						$ 0.1
Warrant purchase, description																																																																		On March 30, 2020 and on April 23, 2020, in connection with Purchase Agreements with an accredited investor (See Note 6), the Company issued warrants to purchase an aggregate amount up to 288,750 shares of the Company’s common stock (the “Warrants”). The Warrants were exercisable at any time on or after the date of the issuance and entitled this investor to purchase shares of the Company’s common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrants, the holder was entitled to exercise the Warrants to purchase up to 288,750 shares of the Company’s common stock at an initial exercise price of $0.10, subject to adjustment as detailed in the Warrants. In connection with the issuance of the warrants, on the initial measurement date, the relative fair value of the warrants of $14,498 was recorded as a debt discount and an increase in paid-in capital (See Note 6). In September 2020, in connection with the repayment of the debt, these warrants were cancelled.
Warrant exercise price reduced (in Dollars per share)																																																												$ 0.003						$ 0.003
Subscription Arrangement [Member] | Convertible Preferred Stock One [Member]
Shareholders' Deficit (Details) [Line Items]
Agreement description																																																												During the three months ended December 31, 2020, the Company entered into subscription agreements with an accredited investor whereby the investor agreed to purchase an aggregate of purchase 7,000 shares of the Company’s Series C Convertible Preferred Stock for $700,000, or $100.00 per share (the “Stated Value”), which were used from working capital purposes.